Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales of metal	$ 204,525	$ 254,406	$ 376,322	$ 458,970	$ 895,492	$ 1,021,200	$ 515,457
Production costs applicable to sales	(142,924)	(131,823)	(231,708)	(224,377)	(456,757)	(419,956)	(257,636)
Depreciation, depletion and amortization	(57,653)	(61,024)	(108,089)	(113,616)	(218,857)	(224,500)	(141,619)
Gross profit	3,948	61,559	36,525	120,977	219,878	376,744	116,202
COSTS AND EXPENSES
General and administrative	15,026	8,594	25,253	16,190	32,977	31,379	24,176
Exploration	6,774	6,305	13,615	12,872	26,270	19,128	14,249
Litigation Settlement	32,046	0	32,046	0
Loss on impairment and other	86	4,813	205	4,813	5,825	0	0
Pre-development, care, maintenance and other	973	273	5,458	1,341	1,261	19,441	2,877
Total cost and expenses	54,905	19,985	76,577	35,216	66,333	69,948	41,302
OPERATING INCOME	(50,957)	41,574	(40,052)	85,761	153,545	306,796	74,900
OTHER INCOME AND EXPENSE
Loss on debt extinguishments					(1,036)	(5,526)	(20,300)
Fair value adjustments, net	66,754	16,039	84,550	(7,074)	(23,487)	(52,050)	(117,094)
Other than temporary impairment of marketable securities	(17,192)	0	(17,227)	0
Interest income and other	419	(3,221)	4,275	1,786	14,436	(6,610)	771
Interest expense, net of capitalized interest	(10,930)	(7,557)	(20,662)	(14,227)	(26,169)	(34,774)	(30,942)
Total other income and expense	39,051	5,261	50,936	(19,515)	(36,256)	(98,960)	(167,565)
Income (loss) before income taxes	(11,906)	46,835	10,884	66,246	117,289	207,836	(92,665)
Income tax provision	(23,134)	(23,862)	(33,654)	(39,298)	(68,612)	(114,337)	9,481
Income (loss) from continuing operations		22,973			48,677	93,499	(83,184)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent					0	0	(6,029)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax					0	0	(2,095)
Net income	$ (35,040)	$ 22,973	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
Basic income per share:
Income (Loss) from Continuing Operations, Per Basic Share		$ 0.26			$ 0.54	$ 1.05	$ (0.95)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share					$ 0.00	$ 0.00	$ (0.10)
Net income	$ (0.35)	$ 0.26	$ (0.24)	$ 0.30	$ 0.54	$ 1.05	$ (1.05)
Diluted income per share:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.26	$ 0.26			$ 0.54	$ 1.04	$ (0.95)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share					$ 0.00	$ 0.00	$ (0.10)
Net income	$ (0.35)	$ 0.26	$ (0.24)	$ 0.30	$ 0.54	$ 1.04	$ (1.05)
Weighted average number of shares of common stock
Basic	99,833	89,631	94,918	89,611	89,437	89,383	87,185
Diluted	99,833	89,733	94,918	89,777	89,603	89,725	87,185